ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2024
ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
Summary of condensed balance sheets

	As of December 31,
	2023	2024
	RMB	RMB	US$
			(Note 2)
ASSETS
Current assets:
Cash and cash equivalents	90,563	1,396,750	191,354
Short-term investments	1,348,474	—	—
Prepayments and other current assets	13,172	5,646	773
Total current assets	1,452,209	1,402,396	192,127
Investments in subsidiaries, VIE and VIE’s subsidiaries	2,704,295	2,213,968	303,312
Intangible assets, net	1,403,388	—	—
Total non-current assets	4,107,683	2,213,968	303,312
TOTAL ASSETS	5,559,892	3,616,364	495,439
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other current liabilities	2,976	9,911	1,357
TOTAL LIABILITIES	2,976	9,911	1,357
SHAREHOLDERS’ EQUITY
Ordinary shares (US$0.0001 par value, 2,000,000,000 shares authorized, 1,100,285,570 and 1,100,285,566 shares issued, 1,056,311,362 and 1,036,659,038 shares outstanding as of December 31, 2023 and 2024, respectively)	708	694	95
Additional paid-in capital	21,024,488	21,032,491	2,881,440
Accumulated deficit	(15,781,777)	(17,820,313)	(2,441,372)
Accumulated other comprehensive income	313,497	393,581	53,919
TOTAL SHAREHOLDERS’ EQUITY	5,556,916	3,606,453	494,082
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	5,559,892	3,616,364	495,439

Summary of condensed statements of operations and comprehensive loss

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
				(Note 2)
Expenses and income/(loss)
Operating expenses	(668,231)	(639,963)	(614,998)	(84,254)
Impairment loss of intangible assets	—	—	(1,017,324)	(139,373)
Other operating income	18,163	9,871	11,813	1,618
Others, net	31,068	72,404	72,300	9,905
Equity in losses of subsidiaries, VIE and VIE’s subsidiaries	(1,389,005)	(1,399,855)	(490,327)	(67,176)
Net loss and net loss attributable to the Company	(2,008,005)	(1,957,543)	(2,038,536)	(279,280)
Net loss available to ordinary shareholders	(2,008,005)	(1,957,543)	(2,038,536)	(279,280)

Net loss	(2,008,005)	(1,957,543)	(2,038,536)	(279,280)
Other comprehensive income
Foreign currency translation adjustments	333,507	89,780	80,084	10,971
Total comprehensive loss	(1,674,498)	(1,867,763)	(1,958,452)	(268,309)

Summary of condensed statements of cashflow

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
				(Note 2)
Net cash provided by operating activities	16,869	68,966	22,536	3,089
Net cash (used in)/provided by investing activities	(3,126,808)	(63,372)	1,341,487	183,783
Net cash provided by/(used in) financing activities	3,061,020	12,808	(81,067)	(11,106)
Effect of foreign exchange rate changes on cash and cash equivalents	13,155	(4,449)	23,231	3,181
Net (decrease)/increase in cash and cash equivalents	(35,764)	13,953	1,306,187	178,947
Cash and cash equivalents, beginning of the year	112,374	76,610	90,563	12,407
Cash and cash equivalents, end of the year	76,610	90,563	1,396,750	191,354